Related party transactions	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Related Party Transactions [Abstract]
Related party transactions [Text Block]

14. Related party transactions

The Company's transactions with related parties were carried out on normal commercial terms and in the course of the Company's business. Other than disclosed elsewhere in the Company's unaudited interim condensed consolidated financial statements, related party transactions are as follows.

For the three months ended	May 31, 2022	May 31, 2021
Salaries and short-term benefits	$167,656	$22,775
Stock based compensation	253,748	19,087
Total	$421,404	$41,862

Salary, allowance and other include salary, consulting fees, car allowance, vacation pay, bonus and other allowances paid or payable to a shareholder, directors and executive officers of the Company. Stock based compensation are to the directors and executive officers of the Company (Note 13).

15.  Related party transactions

The Company's transactions with related parties were carried out on normal commercial terms and in the course of the Company's business. Other than disclosed elsewhere in the Company's consolidated financial statements, related party transactions are as follows.

	February 28, 2022	February 28, 2021
Salaries and short-term benefits	483,665	251,145
Stock based compensation	921,577	237,714
Total	1,405,242	488,859

Salary and short-term benefits include salary, consulting fees, car allowance, vacation pay, bonus and other allowances paid or payable to a shareholder, directors and executive officers of the Company.  Stock based compensation are to the directors and executive officers of the Company (Note 14).  Included in accounts payable and accrued liabilities is $nil (February 28, 2021 - $114,498) due to a director of the Company.